SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of The Company's Current and Deferred Tax Provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Federal					$ 540,811
State					0
Total income tax expense	$ 87,256	$ 228,565	$ 177,729	$ 257,886	$ 540,811